JPMorgan International Bond Opportunities ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 61.5%
Australia — 0.7%
APA Infrastructure Ltd. 2.00%, 7/15/2030 (a)	EUR150,000	145,465
Commonwealth Bank of Australia 2.69%, 3/11/2031 (b) (c)	1,250,000	1,031,205
Glencore Funding LLC
5.40%, 5/8/2028 (b)	450,000	449,075
6.38%, 10/6/2030 (b)	29,000	30,173
2.85%, 4/27/2031 (b)	450,000	379,055
2.63%, 9/23/2031 (b)	398,000	326,981
5.63%, 4/4/2034 (b)	790,000	776,082
		3,138,036
Austria — 0.2%
Benteler International AG
9.38%, 5/15/2028 (b)	EUR116,000	133,937
9.38%, 5/15/2028 (a)	EUR600,000	692,776
		826,713
Belgium — 1.0%
Azelis Finance NV 5.75%, 3/15/2028 (a)	EUR600,000	668,152
KBC Group NV
(EUR Swap Annual 5 Year + 3.59%), 4.25%, 10/24/2025 (a) (c) (d) (e) (f)	EUR200,000	210,314
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (a) (c) (d) (e) (f)	EUR1,000,000	1,157,835
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (b) (f)	200,000	201,096
(EUR Swap Annual 5 Year + 1.25%), 1.63%, 9/18/2029 (a) (f)	EUR300,000	322,579
Ontex Group NV 3.50%, 7/15/2026 (a)	EUR900,000	953,156
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (a)	EUR800,000	831,232
		4,344,364
Brazil — 0.3%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (a)	350,000	326,314
Guara Norte SARL 5.20%, 6/15/2034 (b)	278,457	253,152
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	200,000	200,000
Suzano Austria GmbH
3.75%, 1/15/2031	48,000	41,059
7.00%, 3/16/2047 (a)	200,000	202,660
Vale Overseas Ltd. 6.13%, 6/12/2033	213,000	212,973
		1,236,158
Canada — 0.7%
Bank of Nova Scotia (The)
2.45%, 2/2/2032	420,000	344,344
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.05%), 4.59%, 5/4/2037 (c) (f)	570,000	511,207
Canadian Pacific Railway Co. 3.50%, 5/1/2050	90,000	64,714
Emera US Finance LP 2.64%, 6/15/2031	1,272,000	1,038,835
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (f)	236,000	233,415
Enbridge, Inc. Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (f)	775,000	803,792
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (f)	57,000	55,705
		3,052,012
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (b)	337,600	251,174

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
China — 0.8%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (a) (g)	530,000	43,725
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (a)	200,000	184,312
NXP BV
5.55%, 12/1/2028	1,472,000	1,483,246
2.50%, 5/11/2031	1,097,000	911,388
TI Automotive Finance plc 3.75%, 4/15/2029 (a)	EUR750,000	753,942
		3,376,613
Colombia — 0.0% ^
AI Candelaria Spain SA 5.75%, 6/15/2033 (b)	250,000	197,500
Denmark — 0.3%
Danske Bank A/S
(EURIBOR ICE Swap Rate 1 Year + 0.88%), 0.75%, 6/9/2029 (a) (f)	EUR500,000	479,238
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (a) (f)	EUR800,000	898,109
		1,377,347
France — 8.9%
Accor SA 1.75%, 2/4/2026 (a) (h)	EUR400,000	418,703
Airbus SE
1.63%, 6/9/2030 (a)	EUR1,100,000	1,072,595
1.38%, 5/13/2031 (a)	EUR300,000	284,861
Altice France SA 3.38%, 1/15/2028 (a)	EUR1,750,000	1,292,994
Autoroutes du Sud de la France SA
1.13%, 4/20/2026 (a)	EUR800,000	829,100
3.25%, 1/19/2033 (a)	EUR600,000	632,562
AXA SA (EURIBOR 3 Month + 3.75%), 3.38%, 7/6/2047 (a) (f)	EUR600,000	636,892
Banijay Entertainment SASU
7.00%, 5/1/2029 (a)	EUR600,000	682,614
7.00%, 5/1/2029 (b)	EUR218,000	248,016
Bertrand Franchise Finance SAS 6.50%, 7/18/2030 (b) (i)	EUR150,000	164,795
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (b) (c) (d) (e) (f)	1,000,000	1,044,546
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (a) (c) (d) (e) (f)	EUR400,000	461,146
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (f)	2,038,000	2,043,708
(EURIBOR 3 Month + 1.00%), 0.50%, 9/15/2027 (a) (f)	EUR400,000	401,777
4.38%, 7/13/2028 (a)	EUR900,000	993,334
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (f)	480,000	388,140
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (f)	250,000	205,623
Burger King France SAS (EURIBOR 3 Month + 4.75%), 8.58%, 11/1/2026 (a) (f)	EUR350,000	379,767
Cerba Healthcare SACA 3.50%, 5/31/2028 (a)	EUR639,000	585,904
Chrome Holdco SAS 5.00%, 5/31/2029 (a)	EUR250,000	187,470
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (f)	1,000,000	931,355
(U.K. Government Bonds 1 Year Note Generic Bid Yield + 2.60%), 5.75%, 11/29/2027 (a) (f)	GBP500,000	640,624
2.00%, 3/25/2029 (a)	EUR200,000	199,832
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (f)	1,545,000	1,592,634
Credit Mutuel Arkea SA (EURIBOR ICE Swap Rate 5 Year + 1.45%), 1.88%, 10/25/2029 (a) (f)	EUR300,000	321,966

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
France — continued
Electricite de France SA
(EUR Swap Annual 6 Year + 3.44%), 4.00%, 7/5/2024 (a) (d) (e) (f)	EUR1,000,000	1,080,506
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (a) (d) (e) (f)	EUR400,000	393,539
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (a) (d) (e) (f)	EUR1,200,000	1,150,761
6.25%, 5/23/2033 (b)	500,000	520,258
Elis SA 1.63%, 4/3/2028 (a)	EUR1,300,000	1,293,897
ELO SACA 6.00%, 3/22/2029 (a)	EUR400,000	430,418
Forvia SE
2.63%, 6/15/2025 (a)	EUR300,000	320,632
3.13%, 6/15/2026 (a)	EUR600,000	635,571
2.38%, 6/15/2027 (a)	EUR900,000	921,663
3.75%, 6/15/2028 (a)	EUR800,000	843,035
Iliad Holding SASU
5.63%, 10/15/2028 (a)	EUR450,000	485,831
6.88%, 4/15/2031 (b)	EUR280,000	308,842
iliad SA
5.38%, 6/14/2027 (a)	EUR600,000	664,669
1.88%, 2/11/2028 (a)	EUR1,000,000	985,646
5.63%, 2/15/2030 (a)	EUR1,100,000	1,223,394
Loxam SAS
2.88%, 4/15/2026 (a)	EUR300,000	317,377
4.50%, 2/15/2027 (b)	EUR288,000	311,148
Lune Holdings SARL 5.63%, 11/15/2028 (a)	EUR475,000	426,802
Orange SA (EUR Swap Annual 5 Year + 2.10%), 1.75%, 7/15/2028 (a) (d) (e) (f)	EUR1,100,000	1,065,248
Paprec Holding SA
3.50%, 7/1/2028 (a)	EUR873,000	904,339
7.25%, 11/17/2029 (b)	EUR182,000	208,057
Picard Groupe SAS 3.88%, 7/1/2026 (a)	EUR600,000	638,009
Renault SA
1.25%, 6/24/2025 (a)	EUR500,000	526,092
2.00%, 9/28/2026 (a)	EUR900,000	930,560
1.13%, 10/4/2027 (a)	EUR1,400,000	1,375,165
Rexel SA 2.13%, 6/15/2028 (a)	EUR1,100,000	1,098,071
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (b) (c) (d) (e) (f)	400,000	366,337
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (b) (c) (d) (e) (f)	525,000	439,856
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (f)	580,000	477,029
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.34%, 1/21/2033 (b) (f)	501,000	418,917
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.95%), 6.69%, 1/10/2034 (b) (f)	580,000	605,790
SPIE SA 2.63%, 6/18/2026 (a)	EUR600,000	633,941
TotalEnergies Capital International SA 3.13%, 5/29/2050	50,000	33,930
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (a) (d) (e) (f)	EUR400,000	404,181
Vinci SA 1.75%, 9/26/2030 (a)	EUR100,000	97,600
Viridien 7.75%, 4/1/2027 (a)	EUR304,000	317,898
		39,495,967

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Germany — 4.9%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (a)	EUR200,000	218,677
9.50%, 4/1/2027 (b)	EUR308,000	336,762
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (a) (f)	EUR1,200,000	1,337,867
Birkenstock Financing SARL 5.25%, 4/30/2029 (a)	EUR1,100,000	1,199,356
Cheplapharm Arzneimittel GmbH
3.50%, 2/11/2027 (a)	EUR500,000	524,651
4.38%, 1/15/2028 (a)	EUR750,000	787,535
Commerzbank AG (EUR Swap Annual 5 Year + 4.35%), 4.00%, 12/5/2030 (a) (f)	EUR500,000	538,154
CT Investment GmbH 6.38%, 4/15/2030 (b)	EUR197,000	214,794
Deutsche Bank AG (SOFR + 2.26%), 3.74%, 1/7/2033 (f)	450,000	372,140
Deutsche Lufthansa AG 2.88%, 2/11/2025 (a)	EUR1,200,000	1,290,709
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (a) (f)	EUR700,000	698,240
Heidelberg Materials Finance Luxembourg SA 4.88%, 11/21/2033 (a)	EUR1,250,000	1,427,134
IHO Verwaltungs GmbH
3.75% (Cash), 9/15/2026 (a) (j)	EUR325,000	346,211
3.88% (Cash), 5/15/2027 (a) (j) (k)	EUR800,000	846,743
8.75% (Cash), 5/15/2028 (b) (j)	EUR263,169	306,254
8.75% (Cash), 5/15/2028 (a) (j) (k)	EUR300,000	349,115
Nidda Healthcare Holding GmbH 7.50%, 8/21/2026 (a)	EUR1,100,000	1,232,899
ProGroup AG 5.13%, 4/15/2029 (b)	EUR110,000	119,651
Schaeffler AG
2.88%, 3/26/2027 (a)	EUR650,000	683,503
3.38%, 10/12/2028 (a)	EUR1,000,000	1,051,142
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (a)	EUR1,098,997	1,191,096
Techem Verwaltungsgesellschaft 675 mbH 5.38%, 7/15/2029 (b)	EUR146,000	160,199
thyssenkrupp AG 2.50%, 2/25/2025 (a)	EUR400,000	428,032
TK Elevator Midco GmbH 4.38%, 7/15/2027 (a)	EUR400,000	419,906
TUI Cruises GmbH
6.50%, 5/15/2026 (a)	EUR407,020	446,937
6.25%, 4/15/2029 (b)	EUR124,000	136,564
Volkswagen International Finance NV
(EUR Swap Annual 5 Year + 3.75%), 3.50%, 6/17/2025 (a) (d) (e) (f)	EUR400,000	426,967
(EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (a) (d) (e) (f)	EUR500,000	527,052
3.25%, 11/18/2030 (a)	EUR600,000	626,680
Volkswagen Leasing GmbH 4.00%, 4/11/2031 (a)	EUR200,000	216,185
ZF Europe Finance BV
2.00%, 2/23/2026 (a)	EUR900,000	935,050
2.50%, 10/23/2027 (a)	EUR500,000	506,549
ZF Finance GmbH
2.25%, 5/3/2028 (a)	EUR700,000	695,924
3.75%, 9/21/2028 (a)	EUR1,000,000	1,044,382
		21,643,060
India — 0.1%
Greenko Dutch BV 3.85%, 3/29/2026 (b)	182,000	171,237
Greenko Power II Ltd. 4.30%, 12/13/2028 (b)	382,500	344,728
		515,965

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Indonesia — 0.2%
Indonesia Asahan Aluminium PT 5.45%, 5/15/2030 (b)	200,000	195,250
Pertamina Persero PT 3.65%, 7/30/2029 (b)	400,000	367,625
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.13%, 5/15/2027 (a)	200,000	192,063
		754,938
Ireland — 2.1%
AerCap Ireland Capital DAC
6.10%, 1/15/2027	635,000	644,170
5.75%, 6/6/2028	342,000	344,835
3.30%, 1/30/2032	258,000	219,755
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (a) (c) (d) (e) (f)	EUR700,000	759,535
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (a) (f)	EUR300,000	333,388
Avolon Holdings Funding Ltd.
3.95%, 7/1/2024 (b)	126,000	125,820
2.88%, 2/15/2025 (b)	265,000	258,836
5.50%, 1/15/2026 (b)	315,000	311,674
4.38%, 5/1/2026 (b)	60,000	58,274
3.25%, 2/15/2027 (b)	505,000	469,991
6.38%, 5/4/2028 (b)	285,000	288,982
5.75%, 3/1/2029 (b)	1,430,000	1,419,939
5.75%, 11/15/2029 (b)	570,000	565,104
Bank of Ireland Group plc
(EUR Swap Annual 5 Year + 7.92%), 7.50%, 5/19/2025 (a) (c) (d) (e) (f)	EUR711,000	783,700
(EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (a) (c) (d) (e) (f)	EUR600,000	647,775
eircom Finance DAC 3.50%, 5/15/2026 (a)	EUR1,200,000	1,264,336
SMBC Aviation Capital Finance DAC 5.55%, 4/3/2034 (b)	575,000	562,432
		9,058,546
Israel — 0.1%
Energian Israel Finance Ltd.
4.88%, 3/30/2026 (a)	156,000	148,005
5.38%, 3/30/2028 (a)	150,475	135,823
Leviathan Bond Ltd.
6.13%, 6/30/2025 (a)	200,000	196,000
6.50%, 6/30/2027 (a)	165,554	157,069
		636,897
Italy — 5.6%
Assicurazioni Generali SpA
2.43%, 7/14/2031 (a)	EUR200,000	191,576
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (a) (f)	EUR200,000	225,039
Autostrade per l'Italia SpA
1.88%, 9/26/2029 (a)	EUR900,000	874,398
5.13%, 6/14/2033 (a)	EUR1,150,000	1,298,117
Enel Finance International NV
1.37%, 7/12/2026 (b) (h)	1,010,000	930,638
3.50%, 4/6/2028 (b)	200,000	187,179
1.87%, 7/12/2028 (b) (h)	425,000	373,702

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Italy — continued
0.50%, 6/17/2030 (a) (h)	EUR200,000	182,658
0.88%, 1/17/2031 (a)	EUR493,000	445,519
2.25%, 7/12/2031 (b) (h)	536,000	436,704
5.00%, 6/15/2032 (b)	200,000	190,307
Enel SpA
Series 63.5, (EUR Swap Annual 5 Year + 2.58%), 3.38%, 8/24/2026 (a) (d) (e) (f)	EUR800,000	841,999
Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (a) (d) (e) (f)	EUR300,000	269,313
Eni SpA 4.25%, 5/9/2029 (b)	250,000	238,978
Guala Closures SpA 3.25%, 6/15/2028 (a)	EUR784,000	786,269
Infrastrutture Wireless Italiane SpA
1.88%, 7/8/2026 (a)	EUR500,000	520,357
1.63%, 10/21/2028 (a)	EUR200,000	198,463
Intesa Sanpaolo SpA
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (c) (d) (e) (f)	EUR276,000	309,581
5.25%, 1/13/2030 (a)	EUR1,595,000	1,852,108
6.63%, 6/20/2033 (b)	1,220,000	1,261,726
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (b) (f)	200,000	150,238
Lottomatica SpA
7.13%, 6/1/2028 (a)	EUR850,000	972,941
7.13%, 6/1/2028 (b)	EUR237,000	271,279
5.38%, 6/1/2030 (b)	EUR191,000	208,281
Mundys SpA
1.63%, 2/3/2025 (a)	EUR300,000	318,614
1.88%, 7/13/2027 (a)	EUR450,000	454,855
1.88%, 2/12/2028 (a)	EUR1,000,000	989,566
Neopharmed Gentili SpA 7.13%, 4/8/2030 (b)	EUR328,000	364,380
Pro-Gest SpA 3.25%, 12/15/2024 (a)	EUR477,000	131,980
Rossini SARL 6.75%, 10/30/2025 (a)	EUR450,000	488,462
Shiba Bidco SpA 4.50%, 10/31/2028 (a)	EUR900,000	944,780
TeamSystem SpA 3.50%, 2/15/2028 (a)	EUR300,000	308,751
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR330,000	419,793
Telecom Italia SpA
2.88%, 1/28/2026 (a)	EUR200,000	211,541
3.63%, 5/25/2026 (a)	EUR400,000	425,557
2.38%, 10/12/2027 (a)	EUR1,350,000	1,358,618
6.88%, 2/15/2028 (a)	EUR1,200,000	1,369,718
1.63%, 1/18/2029 (a)	EUR600,000	564,133
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (a) (c) (d) (e) (f)	EUR400,000	429,680
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (c) (d) (e) (f)	EUR400,000	447,041
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (f)	200,000	185,772
(EURIBOR 3 Month + 0.85%), 0.93%, 1/18/2028 (a) (f)	EUR600,000	604,013
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (a) (f)	EUR1,100,000	1,230,436
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (b) (f)	410,000	346,302
		24,811,362
Japan — 0.5%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (f)	707,000	654,484

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	1,110,000	1,099,419
1.00%, 7/9/2029	EUR363,000	345,405
3.03%, 7/9/2040	270,000	197,903
		2,297,211
Kazakhstan — 0.2%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (a)	600,000	580,620
5.75%, 4/19/2047 (a)	380,000	323,638
		904,258
Kuwait — 0.0% ^
MEGlobal Canada ULC 5.00%, 5/18/2025 (b)	200,000	197,800
Luxembourg — 1.8%
Altice Finco SA 4.75%, 1/15/2028 (a)	EUR600,000	392,498
Altice France Holding SA
8.00%, 5/15/2027 (a)	EUR450,000	154,148
8.00%, 5/15/2027 (b)	EUR123,000	42,134
4.00%, 2/15/2028 (a)	EUR200,000	56,404
ARD Finance SA 5.00% (Cash), 6/30/2027 (a) (j) (k)	EUR400,000	95,832
Herens Midco SARL 5.25%, 5/15/2029 (a)	EUR403,000	311,296
INEOS Finance plc
3.38%, 3/31/2026 (a)	EUR547,000	582,685
6.63%, 5/15/2028 (a)	EUR350,000	392,945
6.38%, 4/15/2029 (b)	EUR348,000	388,125
Matterhorn Telecom SA
3.13%, 9/15/2026 (a)	EUR425,000	447,543
4.00%, 11/15/2027 (a)	EUR300,000	320,964
Monitchem HoldCo 3 SA 8.75%, 5/1/2028 (a)	EUR200,000	223,272
PLT VII Finance SARL
4.63%, 1/5/2026 (a)	EUR750,000	811,590
6.00%, 6/15/2031 (b) (i)	EUR977,000	1,055,005
SELP Finance SARL, REIT 0.88%, 5/27/2029 (a)	EUR1,400,000	1,282,870
SES SA
(EUR Swap Annual 5 Year + 3.19%), 2.88%, 5/27/2026 (a) (d) (e) (f)	EUR600,000	613,075
0.88%, 11/4/2027 (a)	EUR130,000	126,158
Summer BC Holdco B SARL 5.75%, 10/31/2026 (a)	EUR575,000	615,737
		7,912,281
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (b)	436,000	289,722
Mexico — 0.8%
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (b) (c) (f)	200,000	184,500
Bimbo Bakeries USA, Inc. 5.38%, 1/9/2036 (b)	1,000,000	969,375
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (b) (d) (e) (f)	488,000	468,480
Fomento Economico Mexicano SAB de CV 3.50%, 1/16/2050	150,000	105,422

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Mexico — continued
Petroleos Mexicanos
6.88%, 8/4/2026	870,000	848,598
7.69%, 1/23/2050	1,160,000	842,044
Southern Copper Corp. 5.88%, 4/23/2045	140,000	138,294
		3,556,713
Morocco — 0.0% ^
OCP SA 6.88%, 4/25/2044 (a)	200,000	189,188
Netherlands — 2.0%
ABN AMRO Bank NV
4.75%, 7/28/2025 (b)	200,000	196,940
(EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (a) (c) (d) (e) (f)	EUR200,000	212,041
(EUR Swap Annual 5 Year + 3.90%), 4.75%, 9/22/2027 (a) (c) (d) (e) (f)	EUR600,000	612,764
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,038,410
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (f)	890,000	846,844
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (c) (d) (e) (f)	495,000	476,206
Q-Park Holding I BV
2.00%, 3/1/2027 (a)	EUR400,000	407,979
5.13%, 3/1/2029 (b)	EUR293,000	321,019
5.13%, 3/1/2029 (a)	EUR100,000	109,664
Sigma Holdco BV 5.75%, 5/15/2026 (a)	EUR300,000	312,087
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (a)	EUR800,000	823,355
Titan Holdings II BV 5.13%, 7/15/2029 (a)	EUR568,000	557,355
Trivium Packaging Finance BV 3.75%, 8/15/2026 (a) (h)	EUR650,000	691,177
VZ Vendor Financing II BV 2.88%, 1/15/2029 (a)	EUR300,000	281,720
Wolters Kluwer NV 3.75%, 4/3/2031 (a)	EUR500,000	544,720
Ziggo Bond Co. BV 3.38%, 2/28/2030 (a)	EUR1,500,000	1,356,991
		8,789,272
New Zealand — 0.1%
ANZ New Zealand Int'l Ltd. 2.55%, 2/13/2030 (b)	490,000	425,511
Norway — 0.6%
Aker BP ASA 6.00%, 6/13/2033 (b)	1,575,000	1,589,079
DNB Bank ASA (U.K. Government Bonds 1 Year Note Generic Bid Yield + 1.35%), 2.63%, 6/10/2026 (a) (f)	GBP1,000,000	1,238,036
		2,827,115
Portugal — 0.9%
EDP - Energias de Portugal SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (a) (f)	EUR1,000,000	1,052,498
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (a) (f)	EUR400,000	396,043
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (a) (f)	EUR1,100,000	1,241,297
EDP Finance BV
3.63%, 7/15/2024 (b)	675,000	673,063
1.50%, 11/22/2027 (a)	EUR750,000	756,411
		4,119,312

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
South Africa — 0.4%
Anglo American Capital plc
4.00%, 9/11/2027 (b)	500,000	476,720
5.50%, 5/2/2033 (b)	1,170,000	1,152,930
		1,629,650
Spain — 5.2%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (a) (d) (e) (f)	EUR900,000	947,893
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (a) (d) (e) (f)	EUR800,000	813,666
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (c) (d) (e) (f)	200,000	198,373
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (c) (d) (e) (f)	1,000,000	1,067,027
Banco de Sabadell SA (EUR Swap Annual 1 Year + 0.97%), 0.63%, 11/7/2025 (a) (f)	EUR300,000	320,958
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (f)	800,000	730,969
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (c) (d) (e) (f)	1,000,000	1,068,937
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (c) (d) (e) (f)	400,000	438,746
CaixaBank SA
1.13%, 3/27/2026 (a)	EUR1,000,000	1,035,192
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (a) (c) (d) (e) (f)	EUR1,000,000	1,067,327
(SOFR + 2.77%), 6.84%, 9/13/2034 (b) (f)	425,000	450,691
Cellnex Finance Co. SA 2.25%, 4/12/2026 (a)	EUR500,000	526,438
Cellnex Telecom SA
1.00%, 4/20/2027 (a)	EUR600,000	601,031
1.88%, 6/26/2029 (a)	EUR800,000	785,418
Cirsa Finance International Sarl
7.88%, 7/31/2028 (a)	EUR900,000	1,035,138
6.50%, 3/15/2029 (b)	EUR149,000	166,523
6.50%, 3/15/2029 (a)	EUR300,000	335,280
eDreams ODIGEO SA
5.50%, 7/15/2027 (b)	EUR307,000	330,269
5.50%, 7/15/2027 (a)	EUR400,000	430,318
Grifols SA
1.63%, 2/15/2025 (a)	EUR300,000	320,225
2.25%, 11/15/2027 (a)	EUR1,000,000	965,603
3.88%, 10/15/2028 (a)	EUR500,000	453,008
Grupo Antolin-Irausa SA
3.38%, 4/30/2026 (a)	EUR300,000	304,096
3.50%, 4/30/2028 (a)	EUR450,000	368,605
Iberdrola International BV Series NC5, (EUR Swap Annual 5 Year + 2.32%), 1.87%, 1/28/2026 (a) (d) (e) (f)	EUR300,000	310,460
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (a)	EUR642,000	671,311
Lorca Telecom Bondco SA 4.00%, 9/18/2027 (a)	EUR1,466,000	1,552,714
Naturgy Finance Iberia SA (EUR Swap Annual 5 Year + 2.44%), 2.37%, 11/23/2026 (a) (d) (e) (f)	EUR300,000	307,196
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075 (a) (f)	EUR800,000	865,349
Telefonica Emisiones SA 5.21%, 3/8/2047	150,000	133,577
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (a) (d) (e) (f)	EUR900,000	957,115

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Spain — continued
(EUR Swap Annual 6 Year + 2.87%), 2.88%, 2/24/2028 (a) (d) (e) (f)	EUR1,200,000	1,201,958
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (a) (d) (e) (f)	EUR1,800,000	2,031,214
		22,792,625
Sweden — 1.0%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	1,000,000	851,250
Verisure Holding AB
3.88%, 7/15/2026 (a)	EUR475,000	508,956
3.25%, 2/15/2027 (a)	EUR1,100,000	1,145,813
5.50%, 5/15/2030 (b)	EUR329,000	360,998
Verisure Midholding AB 5.25%, 2/15/2029 (a)	EUR1,000,000	1,053,584
Volvo Car AB
2.00%, 1/24/2025 (a)	EUR200,000	213,017
2.50%, 10/7/2027 (a)	EUR400,000	411,763
		4,545,381
Switzerland — 1.4%
Dufry One BV 2.00%, 2/15/2027 (a)	EUR1,275,000	1,297,250
Holcim Finance Luxembourg SA 0.50%, 4/23/2031 (a)	EUR900,000	779,484
Holcim Sterling Finance Netherlands BV 2.25%, 4/4/2034 (a)	GBP300,000	288,212
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (f)	200,000	192,072
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (b) (f)	322,000	315,747
4.28%, 1/9/2028 (b)	550,000	526,717
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (b) (c) (d) (e) (f)	200,000	213,536
(SOFR + 3.73%), 4.19%, 4/1/2031 (b) (f)	274,000	254,702
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 2.10%, 2/11/2032 (b) (f)	280,000	225,065
(SOFR + 1.73%), 3.09%, 5/14/2032 (b) (f)	561,000	478,052
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (b) (f)	430,000	351,432
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (b) (f)	200,000	191,169
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (b) (c) (d) (e) (f)	200,000	222,580
Zurich Insurance Co. Ltd. (EURIBOR 3 Month + 3.95%), 3.50%, 10/1/2046 (a) (f)	EUR700,000	746,351
		6,082,369
Taiwan — 0.4%
TSMC Arizona Corp. 4.25%, 4/22/2032	380,000	363,601
TSMC Global Ltd.
1.25%, 4/23/2026 (b)	700,000	648,606
2.25%, 4/23/2031 (b)	700,000	586,469
		1,598,676
United Kingdom — 9.0%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (b)	EUR230,000	246,583
7.56%, 7/15/2027 (a)	EUR600,000	645,008
AstraZeneca plc
0.38%, 6/3/2029 (a)	EUR700,000	655,043
4.00%, 9/18/2042	490,000	410,278

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
Barclays plc (SOFR + 2.22%), 6.49%, 9/13/2029 (f)	270,000	279,145
BAT Capital Corp.
6.34%, 8/2/2030	1,380,000	1,438,857
7.08%, 8/2/2043	1,005,000	1,073,777
Cadent Finance plc 0.63%, 3/19/2030 (a)	EUR800,000	718,987
Centrica plc 4.38%, 3/13/2029 (a)	GBP200,000	245,408
CPUK Finance Ltd. 4.50%, 8/28/2027 (a)	GBP400,000	472,630
EC Finance plc 3.00%, 10/15/2026 (a)	EUR899,000	943,621
Eversholt Funding plc 2.74%, 6/30/2040 (a)	GBP676,927	712,098
Gatwick Funding Ltd. 2.50%, 4/15/2030 (a)	GBP700,000	768,499
Heathrow Funding Ltd.
1.50%, 10/12/2025 (a)	EUR800,000	840,697
6.75%, 12/3/2026 (a)	GBP300,000	393,259
1.50%, 2/11/2030 (a)	EUR300,000	285,095
1.13%, 10/8/2030 (a)	EUR1,000,000	913,944
1.88%, 3/14/2034 (a)	EUR250,000	221,860
5.88%, 5/13/2041 (a)	GBP100,000	127,956
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (f)	720,000	736,830
5.75%, 12/20/2027 (a)	GBP200,000	255,819
(SOFR + 2.61%), 5.21%, 8/11/2028 (f)	380,000	376,474
(SOFR + 1.73%), 2.01%, 9/22/2028 (f)	3,260,000	2,916,271
(SOFR + 1.29%), 2.21%, 8/17/2029 (f)	985,000	862,511
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (f)	374,000	348,199
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (c) (d) (e) (f)	695,000	584,037
(SOFR + 1.41%), 2.87%, 11/22/2032 (f)	440,000	366,412
Iceland Bondco plc
10.88%, 12/15/2027 (a)	GBP100,000	132,778
10.88%, 12/15/2027 (b)	GBP120,000	159,333
INEOS Quattro Finance 1 plc 3.75%, 7/15/2026 (a)	EUR400,000	421,034
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (b)	EUR200,000	229,488
8.50%, 3/15/2029 (a)	EUR200,000	229,488
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (a)	EUR400,000	405,121
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (a)	EUR100,000	107,149
1.50%, 7/4/2027 (a)	EUR800,000	799,647
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (a)	EUR500,000	542,566
4.50%, 7/15/2028 (a)	EUR300,000	322,046
Lloyds Banking Group plc
4.58%, 12/10/2025	200,000	196,281
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (f)	410,000	412,014
Macquarie Airfinance Holdings Ltd. 6.40%, 3/26/2029 (b)	16,000	16,168
National Grid plc
2.18%, 6/30/2026 (a)	EUR900,000	943,204
0.25%, 9/1/2028 (a)	EUR800,000	749,223

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United Kingdom — continued
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	650,000	635,154
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (f)	400,000	399,040
(EURIBOR 3 Month + 0.89%), 0.67%, 9/14/2029 (a) (f)	EUR1,200,000	1,135,378
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (c) (d) (e) (f)	200,000	202,806
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (f)	440,000	440,294
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (a) (f)	EUR730,000	728,229
Nomad Foods Bondco plc 2.50%, 6/24/2028 (a)	EUR800,000	800,767
Pinnacle Bidco plc
8.25%, 10/11/2028 (a)	EUR600,000	690,581
8.25%, 10/11/2028 (b)	EUR287,000	330,328
Punch Finance plc 6.13%, 6/30/2026 (a)	GBP538,000	666,694
RAC Bond Co. plc 5.25%, 11/4/2027 (a)	GBP554,000	662,228
RELX Finance BV 0.88%, 3/10/2032 (a)	EUR500,000	442,232
Rolls-Royce plc
4.63%, 2/16/2026 (a)	EUR700,000	764,791
1.63%, 5/9/2028 (a)	EUR200,000	198,022
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	285,000	289,127
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	900,000	829,648
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	665,000	682,557
South Eastern Power Networks plc 5.63%, 9/30/2030 (a)	GBP400,000	524,388
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (b) (f)	670,000	712,210
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (b) (f)	650,000	616,078
Thames Water Utilities Finance plc 4.38%, 1/18/2031 (a)	EUR400,000	367,870
Virgin Media Finance plc 3.75%, 7/15/2030 (a)	EUR800,000	740,870
Vmed O2 UK Financing I plc 3.25%, 1/31/2031 (a)	EUR800,000	752,565
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/3/2078 (a) (f)	EUR900,000	961,887
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	429,000	442,001
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (a) (f)	EUR1,125,000	1,103,191
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (a) (f)	EUR200,000	232,852
		39,856,626
United States — 11.1%
AbbVie, Inc.
5.05%, 3/15/2034	740,000	732,113
4.25%, 11/21/2049	530,000	440,265
5.40%, 3/15/2054	110,000	108,437
AES Corp. (The) 3.95%, 7/15/2030 (b)	42,000	37,841
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (d) (e) (f)	104,000	94,801
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR100,000	95,168
Amgen, Inc.
5.25%, 3/2/2033	329,000	326,498
4.66%, 6/15/2051	150,000	128,289
Ardagh Packaging Finance plc 2.13%, 8/15/2026 (a)	EUR1,050,000	922,408

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
AT&T, Inc.
3.50%, 9/15/2053	130,000	87,800
3.55%, 9/15/2055	99,000	66,475
Bank of America Corp.
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	210,000	208,492
(SOFR + 1.05%), 2.55%, 2/4/2028 (f)	175,000	162,703
(SOFR + 1.63%), 5.20%, 4/25/2029 (f)	500,000	497,300
(SOFR + 1.57%), 5.82%, 9/15/2029 (f)	1,080,000	1,098,273
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (f)	560,000	470,653
(SOFR + 1.32%), 2.69%, 4/22/2032 (f)	249,000	209,268
(SOFR + 1.22%), 2.30%, 7/21/2032 (f)	470,000	382,487
(SOFR + 1.84%), 5.87%, 9/15/2034 (f)	360,000	368,114
(SOFR + 1.65%), 5.47%, 1/23/2035 (f)	480,000	476,846
Baxter International, Inc. 2.54%, 2/1/2032	605,000	491,425
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	47,000	38,958
Berry Global, Inc. 5.80%, 6/15/2031 (b)	340,000	338,299
Boeing Co. (The)
6.53%, 5/1/2034 (b)	45,000	45,626
5.81%, 5/1/2050	205,000	183,563
BP Capital Markets America, Inc.
2.72%, 1/12/2032	881,000	747,111
4.81%, 2/13/2033	600,000	580,307
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	43,000	42,047
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (a) (d) (e) (f)	EUR1,150,000	1,213,568
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR200,000	206,973
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	94,000	88,690
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (d) (e) (f)	380,000	388,496
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	530,000	526,577
5.55%, 2/22/2054	230,000	226,449
5.65%, 2/22/2064	155,000	151,461
Broadcom, Inc.
3.47%, 4/15/2034 (b)	490,000	412,958
3.14%, 11/15/2035 (b)	440,000	349,748
CCO Holdings LLC 5.13%, 5/1/2027 (b)	140,000	133,805
Cencora, Inc. 2.70%, 3/15/2031	839,000	711,792
CenterPoint Energy, Inc. 2.95%, 3/1/2030	280,000	246,763
CF Industries, Inc. 4.95%, 6/1/2043	224,000	197,274
Charter Communications Operating LLC
3.70%, 4/1/2051	308,000	188,526
3.90%, 6/1/2052	282,000	176,980
Cheniere Energy Partners LP
5.95%, 6/30/2033	540,000	544,774
5.75%, 8/15/2034 (b)	640,000	635,732
Citibank NA 5.57%, 4/30/2034	250,000	253,483
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	160,000	152,901

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	686,000	645,387
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (e) (f)	220,000	219,510
(SOFR + 1.17%), 2.56%, 5/1/2032 (f)	320,000	266,042
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	140,000	114,810
(SOFR + 2.06%), 5.83%, 2/13/2035 (f)	410,000	405,781
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (b)	800,000	811,766
6.04%, 11/15/2033 (b)	200,000	203,859
Comcast Corp.
2.80%, 1/15/2051	130,000	79,695
5.35%, 5/15/2053	1,365,000	1,299,542
2.94%, 11/1/2056	290,000	174,287
Constellation Energy Generation LLC
5.80%, 3/1/2033	45,000	45,704
5.60%, 6/15/2042	210,000	201,945
6.50%, 10/1/2053	195,000	208,233
Crown Castle, Inc., REIT 4.80%, 9/1/2028	190,000	185,374
CVS Health Corp. 5.25%, 2/21/2033	131,000	127,342
Danaher Corp. 2.80%, 12/10/2051	85,000	53,270
Diamondback Energy, Inc. 3.13%, 3/24/2031	277,000	242,635
Discovery Communications LLC 3.63%, 5/15/2030	50,000	43,997
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (f)	60,000	61,942
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (f)	100,000	101,438
Duke Energy Indiana LLC 5.40%, 4/1/2053	35,000	33,149
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	45,000	44,560
5.65%, 4/1/2053	15,000	14,678
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (b)	140,000	113,081
EMRLD Borrower LP
6.38%, 12/15/2030 (b)	EUR182,000	204,490
6.38%, 12/15/2030 (a)	EUR300,000	337,071
Energy Transfer LP (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (f)	490,000	510,110
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (f)	170,000	169,280
Entergy Texas, Inc. 1.75%, 3/15/2031	115,000	92,665
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	274,000	256,958
FirstEnergy Transmission LLC 2.87%, 9/15/2028 (b)	705,000	638,884
Ford Motor Credit Co. LLC
4.27%, 1/9/2027	200,000	192,188
3.63%, 6/17/2031	467,000	398,932
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	119,000	113,731
4.25%, 3/1/2030	159,000	149,497
4.63%, 8/1/2030	203,000	194,181
5.40%, 11/14/2034	29,000	28,282
General Electric Co. 4.13%, 9/19/2035 (a)	EUR100,000	110,294
Gilead Sciences, Inc. 5.55%, 10/15/2053	430,000	426,710
Global Payments, Inc. 2.90%, 11/15/2031	265,000	220,560

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	10,000	9,379
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	355,000	326,440
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 7.50%, 2/10/2029 (d) (e) (f)	202,000	210,438
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (e) (f)	815,000	837,343
(SOFR + 1.28%), 2.62%, 4/22/2032 (f)	290,000	242,043
(SOFR + 1.25%), 2.38%, 7/21/2032 (f)	190,000	155,086
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	300,000	248,480
(SOFR + 1.55%), 5.85%, 4/25/2035 (f)	380,000	388,084
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (b)	50,000	47,875
HCA, Inc.
5.20%, 6/1/2028	170,000	168,677
2.38%, 7/15/2031	370,000	301,857
5.50%, 6/15/2047	91,000	84,490
5.25%, 6/15/2049	500,000	443,508
3.50%, 7/15/2051	150,000	100,094
4.63%, 3/15/2052	877,000	706,933
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	367,000	359,804
Hyundai Capital America
3.50%, 11/2/2026 (b)	555,000	528,411
3.50%, 11/2/2026 (a)	150,000	142,814
6.50%, 1/16/2029 (b)	110,000	114,256
International Game Technology plc 2.38%, 4/15/2028 (a)	EUR200,000	203,317
JBS USA Holding Lux SARL
6.75%, 3/15/2034 (b)	137,000	143,939
4.38%, 2/2/2052	120,000	88,880
7.25%, 11/15/2053 (b)	290,000	317,346
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (f)	424,000	426,843
Kinder Morgan, Inc. 5.20%, 6/1/2033	230,000	222,020
Kraft Heinz Foods Co. 4.88%, 10/1/2049	250,000	218,460
Marvell Technology, Inc. 5.95%, 9/15/2033	607,000	622,818
Meta Platforms, Inc. 4.45%, 8/15/2052	148,000	126,395
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (b)	185,000	170,517
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (f)	690,000	640,019
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	315,000	305,304
(SOFR + 1.73%), 5.12%, 2/1/2029 (f)	455,000	451,997
(SOFR + 1.59%), 5.16%, 4/20/2029 (f)	575,000	571,127
(SOFR + 1.63%), 5.45%, 7/20/2029 (f)	870,000	873,045
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	173,000	142,073
(SOFR + 1.88%), 5.42%, 7/21/2034 (f)	290,000	286,996
(SOFR + 1.58%), 5.83%, 4/19/2035 (f)	300,000	305,993
(SOFR + 1.36%), 2.48%, 9/16/2036 (f)	140,000	110,383
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	125,000	124,100
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (f)	150,000	148,500
Netflix, Inc. 5.38%, 11/15/2029 (b)	357,000	359,383
Occidental Petroleum Corp. 6.20%, 3/15/2040	123,000	123,762

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
OI European Group BV
6.25%, 5/15/2028 (b)	EUR180,000	202,617
5.25%, 6/1/2029 (b)	EUR261,000	285,290
Oracle Corp. 3.60%, 4/1/2050	88,000	61,216
Pacific Gas and Electric Co.
3.30%, 3/15/2027	366,000	345,604
6.15%, 1/15/2033	460,000	469,223
6.40%, 6/15/2033	360,000	373,691
5.80%, 5/15/2034	395,000	394,049
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	120,000	112,762
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	321,000	285,323
(SOFR + 1.90%), 5.68%, 1/22/2035 (f)	110,000	110,004
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (f)	295,000	295,746
Regency Centers LP, REIT 2.95%, 9/15/2029	95,000	84,796
Roper Technologies, Inc. 2.95%, 9/15/2029	160,000	142,826
SCIL IV LLC 9.50%, 7/15/2028 (a)	EUR500,000	587,961
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (f)	280,000	277,253
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f)	117,000	118,218
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	210,000	201,327
Texas Instruments, Inc. 5.00%, 3/14/2053	90,000	84,056
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR100,000	89,672
T-Mobile USA, Inc.
2.63%, 2/15/2029	34,000	30,202
2.55%, 2/15/2031	81,000	68,301
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (f)	95,000	96,987
(SOFR + 1.85%), 5.12%, 1/26/2034 (f)	410,000	390,469
(SOFR + 2.36%), 5.87%, 6/8/2034 (f)	336,000	337,101
(SOFR + 1.92%), 5.71%, 1/24/2035 (f)	75,000	74,523
UGI International LLC 2.50%, 12/1/2029 (a)	EUR350,000	336,802
Union Electric Co. 3.90%, 4/1/2052	80,000	61,392
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (f)	110,000	109,837
Vistra Operations Co. LLC 6.00%, 4/15/2034 (b)	720,000	721,031
Warnermedia Holdings, Inc.
4.30%, 1/17/2030	EUR377,000	408,530
4.28%, 3/15/2032	1,452,000	1,270,802
5.05%, 3/15/2042	155,000	128,097
5.14%, 3/15/2052	111,000	87,624
Wells Fargo & Co.
(SOFR + 1.74%), 5.57%, 7/25/2029 (f)	780,000	784,409
(SOFR + 1.99%), 5.56%, 7/25/2034 (f)	500,000	497,762

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
United States — continued
(SOFR + 1.78%), 5.50%, 1/23/2035 (f)	390,000	386,621
Welltower OP LLC, REIT 2.80%, 6/1/2031	220,000	186,937
		48,828,667
Total Corporate Bonds (Cost $282,462,254)		271,559,029
Foreign Government Securities — 28.1%
Angola — 0.1%
Republic of Angola
8.00%, 11/26/2029 (a)	210,000	190,779
8.75%, 4/14/2032 (b)	483,000	431,319
		622,098
Australia — 2.2%
Commonwealth of Australia
1.25%, 5/21/2032	AUD16,638,000	8,788,109
3.00%, 3/21/2047 (a)	AUD2,140,000	1,073,757
		9,861,866
Bahrain — 0.1%
Kingdom of Bahrain 6.00%, 9/19/2044 (a)	335,000	276,613
Brazil — 4.5%
Notas do Tesouro Nacional 10.00%, 1/1/2027	BRL107,300,000	19,956,953
Canada — 5.2%
Canada Government Bond
2.75%, 8/1/2024	CAD7,000,000	5,119,021
1.50%, 9/1/2024	CAD8,795,000	6,399,549
3.00%, 11/1/2024	CAD4,175,000	3,041,062
2.25%, 6/1/2025	CAD11,950,000	8,578,012
		23,137,644
Colombia — 0.5%
Republic of Colombia
3.13%, 4/15/2031	460,000	359,950
7.50%, 2/2/2034	1,130,000	1,119,830
5.20%, 5/15/2049	520,000	363,480
8.75%, 11/14/2053	277,000	289,603
		2,132,863
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (a)	300,000	300,150
7.30%, 11/13/2054 (b)	521,000	545,259
		845,409
Czech Republic — 1.6%
Czech Republic
4.50%, 11/11/2032	CZK57,580,000	2,551,932

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Czech Republic—continued
4.90%, 4/14/2034	CZK68,550,000	3,124,150
1.95%, 7/30/2037	CZK37,240,000	1,236,069
		6,912,151
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)	280,000	283,325
5.30%, 1/21/2041 (b)	375,000	317,461
6.85%, 1/27/2045 (a)	660,000	648,244
		1,249,030
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (a)	950,000	812,487
Germany — 0.3%
Bundesrepublik Deutschland 2.30%, 2/15/2033 (a)	EUR1,090,000	1,154,301
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (b)	936,000	891,400
6.75%, 9/25/2052 (b)	394,000	418,455
		1,309,855
Israel — 0.1%
State of Israel Government Bond 3.38%, 1/15/2050	570,000	363,797
Italy — 0.2%
Italian Republic Government Bond 2.88%, 10/17/2029	1,135,000	994,862
Ivory Coast — 0.3%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (a)	270,000	262,794
6.13%, 6/15/2033 (a)	570,000	506,644
6.88%, 10/17/2040 (b)	EUR730,000	673,622
		1,443,060
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (g)	227,000	15,549
6.65%, 11/3/2028 (a) (g)	226,000	15,481
		31,030
Mexico — 4.6%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN125,280,000	6,609,625
7.50%, 5/26/2033	MXN149,230,000	7,599,480
8.00%, 5/24/2035	MXN72,630,000	3,729,145
United Mexican States
4.49%, 5/25/2032	EUR656,000	709,287
6.35%, 2/9/2035	325,000	328,088
3.77%, 5/24/2061	942,000	585,924
3.75%, 4/19/2071	1,433,000	872,697
		20,434,246

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
New Zealand — 0.5%
New Zealand Government Bond
4.50%, 4/15/2027 (a)	NZD952,000	581,256
2.75%, 4/15/2037 (a)	NZD3,201,000	1,558,658
		2,139,914
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	300,000	300,771
7.38%, 9/28/2033 (b)	327,000	272,362
		573,133
Oman — 0.3%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (a)	300,000	299,139
6.25%, 1/25/2031 (a)	550,000	563,750
6.75%, 1/17/2048 (a)	320,000	320,800
		1,183,689
Paraguay — 0.1%
Republic of Paraguay 4.95%, 4/28/2031 (b)	550,000	521,984
Poland — 1.1%
Republic of Poland
6.00%, 10/25/2033	PLN10,400,000	2,694,451
5.13%, 9/18/2034	1,183,000	1,154,088
5.50%, 3/18/2054	1,025,000	982,606
		4,831,145
Romania — 0.4%
Romania Government Bond
6.63%, 9/27/2029 (b)	EUR776,000	911,649
6.38%, 1/30/2034 (b)	554,000	552,249
4.63%, 4/3/2049 (b)	EUR276,000	252,876
7.63%, 1/17/2053 (b)	148,000	160,521
		1,877,295
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (b)	1,246,000	1,085,266
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (a)	660,000	558,301
South Africa — 0.2%
Republic of South Africa
4.30%, 10/12/2028	490,000	438,489
5.75%, 9/30/2049	710,000	510,312
		948,801
Spain — 3.8%
Bonos and Obligaciones del Estado
0.25%, 7/30/2024	EUR3,000,000	3,237,644

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Spain—continued
2.75%, 10/31/2024 (a)	EUR5,480,000	5,924,430
1.60%, 4/30/2025 (a)	EUR7,070,000	7,542,119
		16,704,193
Turkey — 0.4%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (a)	420,000	412,268
10.50%, 12/6/2028 (a)	380,000	407,550
Republic of Turkey
9.88%, 1/15/2028	350,000	384,125
7.63%, 5/15/2034	568,000	569,363
		1,773,306
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (b)	400,000	255,500
Uruguay — 0.0% ^
Oriental Republic of Uruguay 5.10%, 6/18/2050	88,906	83,127
Total Foreign Government Securities (Cost $130,984,457)		124,073,919
Supranational — 1.5%
European Union, 3.00%, 3/4/2053 (a) (Cost $6,777,022)	EUR6,730,000	6,695,704
U.S. Treasury Obligations — 1.0%
United States — 1.0%
U.S. Treasury Inflation Linked Notes , 1.38%, 7/15/2033 (Cost $4,427,325)	4,566,096	4,292,643
Commercial Mortgage-Backed Securities — 0.8%
United States — 0.8%
BANK Series 2018-BN13, Class C, 4.54%, 8/15/2061 (k)	118,000	102,789
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (k)	315,000	234,891
BHMS Series 2018-ATLS, Class A, 6.86%, 7/15/2035 (b) (k)	130,000	129,999
BX Commercial Mortgage Trust Series 2024-MF, Class B, 7.01%, 2/15/2039 (b) (k)	320,000	319,500
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 2.04%, 2/28/2025 (b) (k)	1,000,000	951,761
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.43%, 11/15/2050 (k)	28,000	24,606
CD Mortgage Trust Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	21,000	16,088
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.20%, 9/25/2027 (k)	2,078,517	61,107
Series K072, Class X3, IO, 2.14%, 12/25/2045 (k)	400,000	26,806
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	850,000	77,327
Series K078, Class X3, IO, 2.21%, 6/25/2046 (k)	1,820,000	137,619
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	880,000	81,223
FREMF Series 2018-KF46, Class B, 7.39%, 3/25/2028 (b) (k)	241,539	224,226
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.94%, 9/25/2024 (b) (k)	19,725	19,626
Series 2018-KF47, Class B, 7.44%, 5/25/2025 (b) (k)	9,422	9,266
Series 2018-KF49, Class B, 7.34%, 6/25/2025 (b) (k)	133,319	130,114
Series 2017-K728, Class C, 3.72%, 11/25/2050 (b) (k)	105,000	103,816

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
United States — continued
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.60%, 11/10/2045 (b) (k)	263,512	239,796
Series 2015-GC30, Class C, 4.07%, 5/10/2050 (k)	36,000	32,517
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 (k)	62,000	49,220
Series 2015-C31, Class C, 4.62%, 8/15/2048 (k)	23,000	19,536
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.38%, 12/15/2049 (k)	28,000	22,233
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (k)	134,898	51,437
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.32%, 5/15/2048 (k)	36,000	32,617
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (k)	1,637	1,558
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (k)	28,000	26,317
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 7.04%, 5/15/2039 (b) (k)	378,000	377,852
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (k)	106,000	96,383
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (b) (k)	60,922	57,992
Series 2019-1, Class M1, 3.94%, 3/25/2049 (b) (k)	72,350	64,514
Total Commercial Mortgage-Backed Securities (Cost $4,078,982)		3,722,736
Asset-Backed Securities — 0.8%
Cayman Islands — 0.2%
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.73%, 1/22/2035 (b) (k)	250,000	250,378
Dryden CLO Ltd. Series 2019-68A, Class AR, 6.76%, 7/15/2035 (b) (k)	290,000	290,576
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.56%, 10/15/2030 (b) (k)	147,550	147,702
Neuberger Berman CLO Series 2013-15A, Class A1R2, 6.51%, 10/15/2029 (b) (k)	203,099	203,400
		892,056
United States — 0.6%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (b)	57,330	56,517
American Credit Acceptance Receivables Trust
Series 2023-1, Class A, 5.45%, 9/14/2026 (b)	13,920	13,916
Series 2023-1, Class C, 5.59%, 4/12/2029 (b)	267,000	265,936
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	80,359	80,190
Chase Funding Trust Series 2003-6, Class 1A7, 4.87%, 11/25/2034 (h)	53,667	51,674
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB5, Class M1, 6.35%, 1/25/2034 (k)	64,874	65,999
Flagship Credit Auto Trust
Series 2023-1, Class A3, 5.01%, 8/16/2027 (b)	88,000	87,302
Series 2023-1, Class B, 5.05%, 1/18/2028 (b)	66,000	65,167
GM Financial Automobile Leasing Trust
Series 2023-1, Class A2B, 5.87%, 6/20/2025 (k)	18,723	18,728
Series 2023-1, Class A3, 5.16%, 4/20/2026	172,000	171,552
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	105,395	107,444
Series 2019-1, Class A, 2.95%, 5/15/2028	39,636	35,147
Series 2020-1, Class B, 7.75%, 11/15/2028	29,836	30,546
Progress Residential Series 2021-SFR1, Class E, 2.11%, 4/17/2038 (b)	250,000	228,850
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	650,000	639,567

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
United States — continued
Structured Asset Investment Loan Trust Series 2005-HE3, Class M1, 6.16%, 9/25/2035 (k)	10,558	10,374
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (b)	763,062	705,369
		2,634,278
Total Asset-Backed Securities (Cost $3,600,687)		3,526,334
Collateralized Mortgage Obligations — 0.6%
United States — 0.6%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	70,554	61,156
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	49,117	40,429
Series 2007-2CB, Class 1A6, 5.75%, 3/25/2037	109,459	57,049
Chase Mortgage Finance Trust Series 2007-A1, Class 1A5, 6.02%, 2/25/2037 (k)	8,673	8,339
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	39,689	16,584
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.62%, 1/25/2043 (b) (k)	296,541	303,976
FHLMC, REMIC
Series 4305, Class SK, IF, IO, 1.16%, 2/15/2044 (k)	350,352	37,090
Series 4689, Class SD, IF, IO, 0.71%, 6/15/2047 (k)	233,310	25,704
Series 5022, IO, 3.00%, 9/25/2050	358,432	61,090
Series 5023, Class MI, IO, 3.00%, 10/25/2050	637,398	107,702
Series 4839, Class WS, IF, IO, 0.66%, 8/15/2056 (k)	1,643,643	188,213
FNMA, REMIC
Series 2012-146, Class AI, IO, 3.00%, 1/25/2028	318,270	9,721
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	346,577	22,314
Series 2012-93, Class SE, IF, IO, 0.66%, 9/25/2042 (k)	69,398	6,862
Series 2012-124, Class UI, IO, 4.00%, 11/25/2042	70,768	12,208
Series 2015-40, Class LS, IF, IO, 0.73%, 6/25/2045 (k)	182,541	16,364
Series 2017-31, Class SG, IF, IO, 0.66%, 5/25/2047 (k)	600,529	62,804
Series 2017-39, Class ST, IF, IO, 0.66%, 5/25/2047 (k)	166,919	18,899
FNMA, STRIPS Series 409, Class 27, IO, 4.00%, 4/25/2027 (k)	29,145	614
GNMA Series 2015-H13, Class GI, IO, 1.54%, 4/20/2065 (k)	51,017	1,114
Merrill Lynch Mortgage Investors Trust Series 2004-C, Class A1, 6.00%, 7/25/2029 (k)	6,694	6,393
MFA Trust Series 2023-RTL1, Class A1, 7.58%, 8/25/2027 (b) (h)	230,000	229,356
Structured Adjustable Rate Mortgage Loan Trust Series 2004-8, Class 3A, 6.51%, 7/25/2034 (k)	9,330	8,779
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (k)	1,138,717	1,117,643
Total Collateralized Mortgage Obligations (Cost $2,792,159)		2,420,403
	SHARES
Common Stocks — 0.0% ^
United States — 0.0% ^
Windstream Holdings, Inc. ‡ *(Cost $—)	16	216
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (l) (m)(Cost $10,273,419)	10,273,419	10,273,419

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Total Investments — 96.6% (Cost $445,396,305)		426,564,403
Other Assets Less Liabilities — 3.4%		14,820,651
NET ASSETS — 100.0%		441,385,054

Percentages indicated are based on net assets.

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2024 is $17,673,452 or 4.00% of the Fund’s net
assets as of May 31, 2024.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2024.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2024.
(g)	Defaulted security.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2024.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of May 31, 2024.
Futures contracts outstanding as of May 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	21	06/06/2024	EUR	2,641,815	(46,042)
Euro-BTP	112	06/06/2024	EUR	14,172,315	(185,824)
Euro-Bund	14	06/06/2024	EUR	1,963,854	(32,306)
Euro-Schatz	27	06/06/2024	EUR	3,074,945	(22,101)
Canada 10 Year Bond	118	09/18/2024	CAD	10,300,921	(27,643)
U.S. Treasury 10 Year Note	202	09/19/2024	USD	22,011,688	1,154
Long Gilt	148	09/26/2024	GBP	18,164,893	(170,593)
U.S. Treasury 2 Year Note	166	09/30/2024	USD	33,832,875	27,200
U.S. Treasury 5 Year Note	187	09/30/2024	USD	19,813,234	25,923
					(430,232)
Short Contracts
Euro-Buxl 30 Year Bond	(66)	06/06/2024	EUR	(9,044,760)	550,294
U.S. Treasury 10 Year Note	(42)	09/19/2024	USD	(4,576,688)	(96)
U.S. Treasury 10 Year Ultra Note	(176)	09/19/2024	USD	(19,764,250)	2,271
U.S. Treasury Long Bond	(4)	09/19/2024	USD	(466,000)	952
U.S. Treasury Ultra Bond	(62)	09/19/2024	USD	(7,612,437)	107,879
U.S. Treasury 2 Year Note	(10)	09/30/2024	USD	(2,038,125)	(1,816)
U.S. Treasury 5 Year Note	(178)	09/30/2024	USD	(18,859,656)	(27,582)
					631,902
					201,670

Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	1,158,547	USD	1,241,284	Citibank, NA	6/5/2024	15,845
EUR	142,073,269	USD	153,627,526	Morgan Stanley	6/5/2024	534,942
EUR	402,817	USD	432,688	Royal Bank of Canada	6/5/2024	4,404
EUR	167,844	USD	180,347	Standard Chartered Bank	6/5/2024	1,778
GBP	5,561,018	USD	7,073,370	HSBC Bank, NA	6/5/2024	12,793
GBP	510,421	USD	646,860	Morgan Stanley	6/5/2024	3,548
USD	357,522	EUR	329,000	BNP Paribas	6/5/2024	527
USD	410,172	EUR	377,000	Morgan Stanley	6/5/2024	1,093
BRL	17,008,085	USD	3,231,940	Citibank, NA**	6/24/2024	190
CNY	23,737,140	USD	3,287,601	BNP Paribas**	6/24/2024	49,252
INR	257,521,674	USD	3,079,515	BNP Paribas**	6/24/2024	5,147
INR	274,470,461	USD	3,283,953	Citibank, NA**	6/24/2024	3,727
KRW	4,509,073,884	USD	3,261,536	Goldman Sachs International**	6/24/2024	2,641
PLN	2,037,621	USD	513,582	Morgan Stanley	6/24/2024	3,531
USD	15,925,298	BRL	82,000,474	Barclays Bank plc**	6/24/2024	342,345
USD	5,714,109	IDR	92,122,864,444	Goldman Sachs International**	6/24/2024	52,146
USD	13,751,590	MXN	233,108,890	Citibank, NA	6/24/2024	56,780
USD	2,535,921	MXN	42,428,594	Goldman Sachs International	6/24/2024	43,303
USD	2,528,088	MXN	42,371,341	HSBC Bank, NA	6/24/2024	38,833
USD	3,209,007	PHP	185,470,973	Goldman Sachs International**	6/24/2024	40,388
USD	3,306,541	THB	118,903,214	Citibank, NA	6/24/2024	69,342
USD	6,535,614	ZAR	120,079,473	Citibank, NA	6/24/2024	154,053
EUR	776,232	USD	842,314	BNP Paribas	7/3/2024	1,048
USD	284,488	EUR	261,000	Merrill Lynch International	7/3/2024	917
TRY	69,791,269	USD	1,628,544	Barclays Bank plc	1/22/2025	115,473
Total unrealized appreciation						1,554,046
EUR	292,599	USD	318,370	Merrill Lynch International	6/5/2024	(874)
EUR	524,859	USD	570,882	Morgan Stanley	6/5/2024	(1,362)
USD	927,182	EUR	861,498	Barclays Bank plc	6/5/2024	(7,622)
USD	2,292,384	EUR	2,136,301	BNP Paribas	6/5/2024	(25,698)
USD	147,161,229	EUR	137,046,384	Goldman Sachs International	6/5/2024	(1,546,608)
USD	2,374,075	EUR	2,212,287	HSBC Bank, NA	6/5/2024	(26,459)
USD	1,775,490	EUR	1,657,464	Merrill Lynch International	6/5/2024	(23,009)
USD	7,622,164	GBP	6,071,439	HSBC Bank, NA	6/5/2024	(114,407)
AUD	104,004	USD	69,390	Morgan Stanley	6/24/2024	(150)
CLP	3,026,407,618	USD	3,301,956	Goldman Sachs International**	6/24/2024	(6,546)
IDR	11,760,232,727	USD	731,317	Barclays Bank plc**	6/24/2024	(8,521)
IDR	27,805,725,339	USD	1,730,126	Citibank, NA**	6/24/2024	(21,159)
KRW	4,422,711,770	USD	3,265,681	HSBC Bank, NA**	6/24/2024	(64,022)
PHP	187,863,224	USD	3,248,824	Goldman Sachs International**	6/24/2024	(39,335)
THB	109,524,929	USD	2,993,629	Goldman Sachs International	6/24/2024	(11,759)
USD	13,271,617	AUD	20,035,514	Citibank, NA	6/24/2024	(66,976)
USD	22,878,337	CAD	31,223,183	BNP Paribas	6/24/2024	(39,172)
USD	3,275,672	CLP	3,010,866,668	Citibank, NA**	6/24/2024	(2,815)
USD	3,268,866	CNY	23,706,144	BNP Paribas**	6/24/2024	(63,630)
USD	3,155,930	CNY	22,798,052	Goldman Sachs International**	6/24/2024	(48,910)
USD	3,815,096	CZK	87,590,520	State Street Corp.	6/24/2024	(34,928)
USD	33,652,364	EUR	31,146,215	Citibank, NA	6/24/2024	(172,858)
USD	2,143,652	NZD	3,557,996	Barclays Bank plc	6/24/2024	(43,456)
USD	2,861,312	SGD	3,865,419	State Street Corp.	6/24/2024	(2,231)
ZAR	59,930,896	USD	3,245,402	Goldman Sachs International	6/24/2024	(60,406)
USD	245,764	EUR	226,440	HSBC Bank, NA	7/3/2024	(259)
USD	152,658,822	EUR	141,000,271	Morgan Stanley	7/3/2024	(535,307)
USD	7,074,364	GBP	5,561,018	HSBC Bank, NA	7/3/2024	(12,816)
USD	1,670,501	TRY	69,868,686	Goldman Sachs International	1/22/2025	(75,451)
Total unrealized depreciation						(3,056,746)
Net unrealized depreciation						(1,502,700)

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared interest rate swap contracts outstanding as of May 31, 2024:

FLOATING RATE INDEX (a)	FIXED RATE	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD123,000,000	(22,016)	264,660	242,644
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD28,000,000	14,265	(146,222)	(131,957)
1 day SOFR annually	4.07 annually	Receive	2/15/2034	USD13,673,000	(3,821)	(1,092)	(4,913)
					10,444	(147,314)	(136,870)
					(11,572)	117,346	105,774

Abbreviations
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 Day SOFR	5.34%

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$3,526,334	$—	$3,526,334
Collateralized Mortgage Obligations
United States	—	1,302,760	1,117,643	2,420,403
Commercial Mortgage-Backed Securities	—	3,722,736	—	3,722,736
Common Stocks	—	—	216	216
Corporate Bonds	—	271,559,029	—	271,559,029
Foreign Government Securities	—	124,073,919	—	124,073,919
Supranational	—	6,695,704	—	6,695,704
U.S. Treasury Obligations	—	4,292,643	—	4,292,643
Short-Term Investments
Investment Companies	10,273,419	—	—	10,273,419
Total Investments in Securities	$10,273,419	$415,173,125	$1,117,859	$426,564,403
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,554,046	$—	$1,554,046
Futures Contracts	715,673	—	—	715,673
Swaps	—	264,660	—	264,660
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(3,056,746)	—	(3,056,746)
Futures Contracts	(514,003)	—	—	(514,003)
Swaps	—	(147,314)	—	(147,314)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$201,670	$(1,385,354)	$—	$(1,183,684)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	$12,140,460	$45,261,252	$47,128,293	$—	$—	$10,273,419	10,273,419	$134,024	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan International Bond Opportunities ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.